Other Intangible Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Description of estimated useful life, intangible assets	The intangible assets included above have finite useful lives estimated to be of 10–15 years from the date of acquisition, over which period they are amortised or written down if they are considered to be impaired.
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Disclosure Of Intangible Assets [Line Items]
Intangible assets with indefinite useful life	10 years
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Disclosure Of Intangible Assets [Line Items]
Intangible assets with indefinite useful life	15 years